Nuveen Georgia Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.8%
X 183,746,522
MUNICIPAL BONDS - 98.8%   X 183,746,522
Consumer Discretionary - 1.1%
$ 2,200 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A, 4.000%,
1/01/54
1/31 at 100.00 $ 1,959,089
Total Consumer Discretionary 1,959,089
Education and Civic Organizations - 7.4%
750 Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A, 6.375%,
6/15/58
6/31 at 100.00 752,719
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 1,016,595
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert W.
Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36
3/26 at 100.00 2,060,546
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert W.
Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 2,101,753
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds, Georgia
Gwinnett College Student Housing Project, Refunding Series 2017B, 5.000%,
7/01/40
7/27 at 100.00 2,865,222
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory
University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 4,103,452
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer
University, Series 2012B, 5.000%, 10/01/24
No Opt. Call 609,992
250 Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer
University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 241,644
Total Education and Civic Organizations 13,751,923
Health Care - 9.8%
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 5,423,711
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System, Inc. Project, Series 2022A, 4.000%,
4/01/52
4/32 at 100.00 518,755
420 Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/36
4/27 at 100.00 438,835
Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B:
2,000 5.125%, 4/01/53 4/33 at 100.00 2,135,737
2,100 5.750%, 4/01/53 4/33 at 100.00 2,383,002
2,355 Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont
Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 2,359,567
2,500 Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont
Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM Insured
7/29 at 100.00 2,433,249
2,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A, 4.000%,
7/01/43
7/29 at 100.00 2,469,009
Total Health Care 18,161,865
Housing/Multifamily - 1.9%
3,600 DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue
Bonds, Kensington Station Project, Series 2023, 4.000%, 12/01/33
12/30 at 100.00 3,576,619
Total Housing/Multifamily 3,576,619
Tax Obligation/General - 19.3%
Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1:
2,000 5.000%, 12/01/39 12/32 at 100.00 2,295,080
2,845 5.000%, 12/01/41 12/32 at 100.00 3,228,930

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%, 7/01/50
7/30 at 100.00 $ 1,822,015
2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41
7/25 at 100.00 2,024,299
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 2,086,935
825 Cherokee County School System, Georgia, General Obligation Bonds, Series
2017, 5.000%, 2/01/28
2/27 at 100.00 878,394
850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds, Coweta
County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 955,479
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates,
Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 1,730,627
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 1,163,490
800 Effingham County School District, Georgia, General Obligation Bonds, Series
2022, 4.000%, 9/01/47
9/32 at 100.00 800,574
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 5,191,287
Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Managed Lane System, Series 2021A:
1,120 4.000%, 7/15/37 7/31 at 100.00 1,185,221
2,380 4.000%, 7/15/38 7/31 at 100.00 2,495,846
1,625 Greene County School District, Georgia, General Obligation Bonds, Series
2023, 4.000%, 6/01/48
6/33 at 100.00 1,611,295
2,000 Gwinnett County School District, Georgia, General Obligation Bonds, Series
2019, 5.000%, 2/01/41
2/29 at 100.00 2,166,413
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 1,414,674
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 554,453
2,000 Vidalia School District, Toombs County, Georgia, General Obligation Bonds,
Series 2016, 5.000%, 8/01/37
2/26 at 100.00 2,067,440
2,325 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Oconee-Hard Creek Reservoir Project, Series 2023, 4.000%, 2/01/47
2/33 at 100.00 2,330,137
Total Tax Obligation/General 36,002,589
Tax Obligation/Limited - 9.4%
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 1,505,105
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 2,547,027
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call 428,165
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 1,107,207
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
4/24 at 100.00 595,645
110 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds,
Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call 113,818
95 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds,
Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call 98,607
1,405 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28
No Opt. Call 1,496,662
1,671 Georgia Local Governments, Certificates of Participation, Georgia Municipal
Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call 1,723,179
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
Bonds, Third Indenture, Series 2015B:
2,000 5.000%, 7/01/41 7/26 at 100.00 2,065,603
2,000 5.000%, 7/01/42 7/26 at 100.00 2,062,649

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 1,225 0.000%, 7/01/33 7/28 at 86.06 $ 856,852
1,825 4.500%, 7/01/34 7/25 at 100.00 1,836,805
985 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 980,497
Total Tax Obligation/Limited 17,417,821
Transportation - 12.7%
2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A, 5.000%,
7/01/47
7/32 at 100.00 2,192,248
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue
Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/38, (AMT)
7/29 at 100.00 2,002,044
Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160 5.000%, 1/01/32 1/25 at 100.00 161,699
170 5.000%, 1/01/33 1/25 at 100.00 171,794
100 5.000%, 1/01/34 1/25 at 100.00 101,055
150 5.000%, 1/01/35 1/25 at 100.00 151,654
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,875 4.000%, 7/01/46 7/31 at 100.00 4,893,306
2,000 4.000%, 7/01/51 7/31 at 100.00 1,967,378
Georgia Ports Authority, Revenue Bonds, Series 2022:
7,380 4.000%, 7/01/47 7/32 at 100.00 7,357,553
4,200 5.000%, 7/01/47 7/32 at 100.00 4,610,046
Total Transportation 23,608,777
U.S. Guaranteed - 8.6% (c)
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015:
7,150 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 7,311,602
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series
2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 501,342
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 2,024,865
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44,
(Pre-refunded 4/01/24)
4/24 at 100.00 2,002,267
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 4,183,698
Total U.S. Guaranteed 16,023,774
Utilities - 28.6%
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015:
500 5.000%, 11/01/40 5/25 at 100.00 507,571
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2017A, 5.000%, 11/01/37
11/27 at 100.00 1,059,075
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018A, 5.000%, 11/01/41
11/27 at 100.00 1,715,809
Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021:
1,000 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 982,376
1,170 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 1,145,053
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%,
11/01/45
2/28 at 100.00 1,173,055
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%,
11/01/45
2/28 at 100.00 1,886,272
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018, 5.000%,
6/01/48
6/28 at 100.00 2,077,620

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 625 Cherokee County Water and Sewerage Authority, Georgia, Water and
Sewerage Revenue Bonds, Series 2023, 5.000%, 8/01/33
No Opt. Call $ 754,717
1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 1,992,034
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/41
3/30 at 100.00 996,803
1,150 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 1,215,349
4,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series Series 2022, 5.000%, 10/01/52
10/32 at 100.00 4,345,255
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
4/24 at 100.00 1,000,903
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds, Series
2012GG, 5.000%, 1/01/43
3/24 at 100.00 2,000,469
1,500 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 1,519,972
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds,
Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 3,052,903
2,630 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/27
No Opt. Call 2,760,181
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 2,821,098
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 1,527,928
3,500 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
12/01/50 - AGM Insured
12/30 at 100.00 3,433,907
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 944,931
905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 920,718
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call 2,636,224
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A:
2,000 5.000%, 1/01/45 1/31 at 100.00 2,109,081
2,500 5.000%, 1/01/50 1/31 at 100.00 2,596,893
2,405 5.000%, 1/01/59 7/28 at 100.00 2,432,327
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 1,494,465
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
4/24 at 100.00 1,005,409
1,045 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Walton?Hard Labor Creek Reservoir Water Treatment Facility Project, Series
2022, 5.000%, 2/01/53
8/32 at 100.00 1,135,667
Total Utilities 53,244,065
Total Municipal Bonds
(cost $183,180,934) 183,746,522
Total Long-Term Investments
(cost $183,180,934) 183,746,522
Other Assets & Liabilities, Net - 1.2% 2,292,908
Net Assets - 100% $ 186,039,430

Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 183,746,522 $ – $ 183,746,522
Total
$ – $ 183,746,522 $ – $ 183,746,522
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.9%
X 203,410,662
MUNICIPAL BONDS - 94.6%   X 203,410,662
Consumer Staples - 3.0%
$ 2,770 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1,
3.000%, 6/01/48
6/30 at 100.00 $ 2,119,572
610 Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/24 at 100.00 609,991
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and
2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 304,572
2,170 Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement
Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35
3/24 at 100.00 2,187,258
185 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 188,524
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,049,685
Total Consumer Staples 6,459,602
Education and Civic Organizations - 29.5%
1,025 Jefferson Parish Economic Development and Port District, Louisiana, Kenner
Discovery Health Sciences Academy Project, Series 2018A, 5.500%, 6/15/38,
144A
6/28 at 100.00 1,031,500
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin'
Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 - AGM
Insured
4/24 at 100.00 815,930
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Athletic Facilities Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 499,981
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 709,660
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 -
AGM Insured
10/27 at 100.00 3,062,361
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Student Union/University Facilities Project, Series 2021, 4.000%,
10/01/39 - AGM Insured
10/30 at 100.00 1,056,887
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun Facilities,
Inc.?Lewis Street Parking Garage Project, Refunding Series 2021, 4.000%,
10/01/42 - AGM Insured
10/30 at 100.00 739,229
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University Student
Housing & Recreational Facilities/Innovative Student Facilities Inc. Project,
Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 1,011,114
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University Student
Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013,
5.000%, 7/01/33
4/24 at 100.00 2,001,891
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, McNeese State University Student
Parking - Cowboy Facilities, Inc. Project, Refunding Series 2021:
500 3.000%, 3/01/33 3/31 at 100.00 476,013
1,200 3.000%, 3/01/37 3/31 at 100.00 1,071,867
1,270 3.000%, 3/01/39 3/31 at 100.00 1,073,105
1,000 3.000%, 3/01/42 3/31 at 100.00 809,188

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University Student
Recreation Center/NSU Facilities Corporation Project, Refunding Series 2021,
4.000%, 10/01/38
10/30 at 100.00 $ 2,210,610
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student
Housing & Parking Project, Series 2017, 5.000%, 10/01/39 - AGM Insured
10/27 at 100.00 2,070,049
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana University
student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 -
AGM Insured
8/27 at 100.00 1,559,772
1,300 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles
College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A
6/27 at 100.00 1,237,263
220 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 236,199
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A:
1,680 5.000%, 4/01/39, 144A 4/27 at 100.00 1,536,591
1,000 5.000%, 4/01/57, 144A 4/27 at 100.00 824,877
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-
Flagship Properties LLC - Louisiana State University GreenHouse District
Phase II Project, Series 2017:
200 5.000%, 7/01/42 7/27 at 100.00 205,208
1,500 5.000%, 7/01/47 7/27 at 100.00 1,529,329
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-
Flagship Properties LLC - Louisiana State University GreenHouse District
Phase III Project, Series 2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 2,213,013
4,510 5.000%, 7/01/59 7/29 at 100.00 4,595,152
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-
Flagship Properties LLC - Louisiana State University Nicolson Gateway Project,
Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 1,523,246
6,000 5.000%, 7/01/51 7/26 at 100.00 6,063,894
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson Rise
Charter School Project, Series 2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 487,649
540 6.375%, 6/01/62, 144A 6/31 at 100.00 522,329
270 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 266,586
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 1,276,721
20 4.000%, 10/01/41 10/31 at 100.00 19,884
3,350 4.000%, 10/01/51 10/31 at 100.00 3,102,005
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A:
1,400 5.250%, 10/01/48 4/33 at 100.00 1,500,686
2,000 5.250%, 10/01/53 4/33 at 100.00 2,123,676
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 2,016,533
3,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2023A, 5.000%, 10/15/48
10/32 at 100.00 3,265,472
1,000 (c) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 800,000
1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
4/24 at 100.00 1,036,972
Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,
Refunding Series 2017:
2,835 (d) 0.000%, 10/01/31 No Opt. Call 3,216,519
2,040 5.250%, 10/01/46 10/33 at 100.00 2,207,413

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
4/24 at 100.00 $ 1,501,399
Total Education and Civic Organizations 63,507,773
Health Care - 12.7%
715 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/34
12/29 at 100.00 695,149
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 413,003
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 523,535
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 3,094,041
2,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 2,064,164
1,610 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 1,647,573
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A:
645 5.750%, 7/01/25 No Opt. Call 660,801
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 4,070,581
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 3,107,912
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 280,863
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 201,727
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call 337,713
1,000 5.000%, 7/01/32 7/31 at 100.00 1,088,764
Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, St. Tammany Parish Hospital Project, Refunding Series 2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 1,816,348
1,400 5.000%, 7/01/37 7/28 at 100.00 1,472,569
1,000 4.000%, 7/01/43 7/28 at 100.00 936,705
Saint Tammany Parish Hospital Service District 2, Louisiana, Hospital Revenue
Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 1,339,430
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 1,450,108
1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021, 4.000%,
2/01/39
2/31 at 100.00 983,115
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%,
4/01/33
4/24 at 100.00 1,085,303
Total Health Care 27,269,404
Housing/Multifamily - 1.3%
1,825 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
3/24 at 100.00 1,826,346
1,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans Project,
Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A
1/30 at 100.00 962,589
Total Housing/Multifamily 2,788,935

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family - 1.8%
$ 1,560 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 $ 1,535,056
2,355 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 2,296,257
Total Housing/Single Family 3,831,313
Industrials - 4.7%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
4/24 at 100.00 827,884
195 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 207,137
2,155 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA
Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 1,935,765
900 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, New Orleans GOMESA
Project, Series 2021, 4.000%, 11/01/46, 144A
11/30 at 100.00 803,450
85 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist
Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 75,245
100 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 96,957
1,910 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish
GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 1,678,280
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018:
100 5.375%, 11/01/38, 144A 11/28 at 100.00 104,028
100 5.500%, 11/01/39, 144A 11/28 at 100.00 104,882
1,645 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A
11/28 at 100.00 1,672,127
1,000 (c) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT),
144A
No Opt. Call 10
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project,
Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 2,195,087
205 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project,
Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 224,992
250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, (AMT),
144A
4/24 at 100.00 242,331
Total Industrials 10,168,175
Long-Term Care - 1.1%
2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System Project,
Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 2,004,237
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds,
Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 380,091
Total Long-Term Care 2,384,328
Materials - 0.5%
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 967,234
Total Materials 967,234

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 8.1%
Calcasieu Parish School District 23, Louisiana, General Obligation Bonds,
Public School Improvement Series 2019:
$ 1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 $ 1,079,377
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 1,625,916
Cameron Parish School District 15, Louisiana, General Obligtion Bonds, Series
2021:
265 4.000%, 10/01/37 10/30 at 100.00 267,089
350 4.000%, 10/01/39 10/30 at 100.00 346,657
425 4.000%, 10/01/40 10/30 at 100.00 418,696
Livingston Parish School District 1, Louisiana, General Obligation Bonds,
Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 1,078,438
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 556,126
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 1,009,963
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/41 3/31 at 100.00 1,085,441
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon Commission
Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 3,196,754
New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 1,892,424
2,000 5.000%, 12/01/46 12/30 at 100.00 2,140,533
New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125 5.000%, 12/01/27 12/25 at 100.00 129,041
525 5.000%, 12/01/29 12/25 at 100.00 541,160
1,835 New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2022,
5.250%, 12/01/38
12/32 at 100.00 2,086,838
Total Tax Obligation/General 17,454,453
Tax Obligation/Limited - 11.2%
170 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,
4.000%, 11/15/39
11/25 at 100.00 164,350
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 3,119,228
Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 2,034,085
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 3,034,754
1,000 Juban Trails Community Development District, Livingston Parish, Louisiana,
Special Assessment  Revenue Bonds, Series 2022, 4.250%, 6/01/51, 144A
6/32 at 100.00 859,156
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022, 5.500%, 6/01/52
6/32 at 100.00 1,016,700
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call 526,319
1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series 2015,
5.000%, 6/01/30
6/25 at 100.00 1,462,540
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A:
2,325 5.000%, 7/01/48 7/33 at 100.00 2,518,276
1,735 5.250%, 7/01/53 7/33 at 100.00 1,904,913
Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds,
Correctional Institution for Women Series 2023:
725 4.000%, 10/01/41 10/33 at 100.00 721,873
1,000 4.000%, 10/01/43 10/33 at 100.00 985,290
Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds,
Office of Juvenile Justice Project, Series 2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 1,442,041
1,490 4.000%, 10/01/39 10/30 at 100.00 1,491,744
365 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27, 144A
No Opt. Call 341,155
344 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 111,995

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds, Series
2019:
$ 750 4.000%, 8/01/37 8/29 at 100.00 $ 767,489
680 4.000%, 8/01/39 8/29 at 100.00 689,654
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 767,579
42 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call 36,970
Total Tax Obligation/Limited 23,996,111
Transportation - 10.0%
1,300 Ascension Parish Industrial development Board, Louisiana, Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
4/24 at 100.00 1,300,409
785 Colorado High Performance Transportation Enterprise, C-470 Express Lanes
Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 787,085
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 1,011,114
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series
2013B, 5.000%, 1/01/34, (AMT)
4/24 at 100.00 2,001,640
1,255 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala
Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, (AMT), 144A
4/24 at 100.00 1,255,371
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Gilf
Opportunity Zone Project, Refunding Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 202,667
1,000 4.000%, 1/01/38 1/29 at 100.00 1,008,207
1,015 4.000%, 1/01/39 1/29 at 100.00 1,021,034
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 2,018,476
1,880 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 1,896,880
3,100 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series 2018A,
5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 3,238,897
840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series
2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 835,493
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port
Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured, (AMT)
4/28 at 100.00 2,816,086
2,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port
Facilities, Series 2020 D (Non-AMT) and Series 2020E (AMT), 5.000%, 4/01/50
4/30 at 100.00 2,094,920
Total Transportation 21,488,279
U.S. Guaranteed - 2.5% (e)
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 1,017,647
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds,
Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41,
(Pre-refunded 11/01/25)
11/25 at 100.00 1,624,455
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call 25,882
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 381,094
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing Project,
Refunding Series 2014, 5.000%, 9/01/31, (Pre-refunded 9/01/24) - AGM
Insured
9/24 at 100.00 806,367
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 1,345,480

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (e) (continued)
$ 200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 $ 202,545
Total U.S. Guaranteed 5,403,470
Utilities - 8.2%
1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 1,657,768
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 1,031,816
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 827,756
2,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project,
Series 2008, 4.250%, 12/01/38
4/24 at 100.00 2,704,844
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B:
1,085 5.000%, 6/01/45 6/30 at 100.00 1,144,554
1,000 4.000%, 6/01/50 6/30 at 100.00 924,949
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 1,030,878
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 1,516,857
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 985,732
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series
2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 346,542
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 1,079,666
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 1,604,183
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 2,057,752
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 303,355
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
4/24 at 100.00 474,933
Total Utilities 17,691,585
Total Municipal Bonds
(cost $212,814,756) 203,410,662
Shares Description (a) Value
X 9,352,256
COMMON STOCKS - 4.3%   X 9,352,256
Utilities - 4 .3%
111,006 (f),(g) Energy Harbor Corp $ 9,352,256
Total Utilities 9,352,256
Total Common Stocks
(cost $2,755,686) 9,352,256
Total Long-Term Investments
(cost $215,570,442) 212,762,918
Other Assets & Liabilities, Net - 1.1% 2,286,449
Net Assets - 100% $ 215,049,367

Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 203,410,662 $ – $ 203,410,662
Common Stocks – 9,352,256 – 9,352,256
Total
$ – $ 212,762,918 $ – $ 212,762,918
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.8%
X 530,218,128
MUNICIPAL BONDS - 98.8%   X 530,218,128
Education and Civic Organizations - 16.0%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 $ 2,100,827
3,415 Appalachian State University, North Carolina, General Revenue Bonds, Series
2019, 4.000%, 10/01/48
10/29 at 100.00 3,301,357
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 2,076,194
Elizabeth City State University, North Carolina, General Revenue Bonds, Series
2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call 640,877
645 5.000%, 4/01/27 - AGM Insured No Opt. Call 680,063
425 5.000%, 4/01/28 - AGM Insured No Opt. Call 453,658
465 5.000%, 4/01/29 - AGM Insured No Opt. Call 503,417
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 808,709
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 1,583,409
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 4,586,455
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/33
10/31 at 100.00 1,080,290
North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 804,438
685 4.000%, 6/01/34 6/26 at 100.00 688,258
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%, 6/01/38
6/26 at 100.00 5,099,356
5,000 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%,
1/01/35
7/26 at 100.00 5,080,523
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 7,807,080
North Carolina Central University, General Revenue Bonds, Refunding Series
2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 3,237,292
3,215 5.000%, 10/01/27 4/26 at 100.00 3,327,025
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 1,090,491
5,000 University of North Carolina, Asheville, General Revenue Bonds, Refunding
Series 2017, 5.000%, 6/01/42
6/26 at 100.00 5,108,439
University of North Carolina, Charlotte, General Revenue Bonds, Refunding
Series 2017A:
230 5.000%, 10/01/31 10/27 at 100.00 247,711
4,415 4.000%, 10/01/40 10/27 at 100.00 4,452,358
University of North Carolina, Charlotte, General Revenue Bonds, Series 2017:
2,165 5.000%, 10/01/42 10/27 at 100.00 2,277,259
6,600 5.000%, 10/01/47 10/27 at 100.00 6,899,040
University of North Carolina, Greensboro, General Revenue Bonds, Refunding
Series 2017:
1,000 5.000%, 4/01/30 4/28 at 100.00 1,080,849
835 5.000%, 4/01/31 4/28 at 100.00 901,277
1,085 University of North Carolina, Greensboro, General Revenue Bonds, Series
2014, 5.000%, 4/01/32
4/24 at 100.00 1,086,022
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 6,320,351
750 University of North Carolina, Wilmington, General Revenue Bonds, Series
2021, 4.000%, 10/01/41
10/29 at 100.00 756,917
4,500 Western Carolina University, North Carolina, General Revenue Bonds, Series
2018, 5.000%, 10/01/43
4/28 at 100.00 4,738,439

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Western Carolina University, North Carolina, General Revenue Bonds, Series
2020B:
$ 6,000 4.000%, 4/01/45 4/30 at 100.00 $ 6,032,593
1,000 4.000%, 4/01/50 4/30 at 100.00 974,868
Total Education and Civic Organizations 85,825,842
Health Care - 12.2%
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
2,000 5.000%, 1/15/25 No Opt. Call 2,027,562
3,000 5.000%, 1/15/36 1/26 at 100.00 3,102,046
1,685 5.000%, 1/15/40 1/26 at 100.00 1,718,627
3,750 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018A,
4.000%, 1/15/39
1/29 at 100.00 3,806,211
500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018D,
3.625%, 1/15/48, (Mandatory Put 6/15/27)
No Opt. Call 501,538
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call 605,304
28,995 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49
11/29 at 100.00 28,025,567
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 2,984,244
North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015:
5,860 5.000%, 6/01/40 6/25 at 100.00 5,941,071
3,000 5.000%, 6/01/45 6/25 at 100.00 3,027,226
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
4/24 at 100.00 2,001,100
North Carolina Medical Care Commission, Health Care Facilities Revenues
Bonds, Wake Forest Baptist Obligated Group, Series 2019A:
1,000 5.000%, 12/01/31 12/28 at 100.00 1,083,175
1,000 5.000%, 12/01/33 12/28 at 100.00 1,081,392
8,010 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/45
No Opt. Call 9,431,887
Total Health Care 65,336,950
Housing/Single Family - 1.1%
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds,
Series 52-A, 4.900%, 7/01/43
7/32 at 100.00 5,216,288
1,000 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds,
Social Series 52-A, 5.000%, 7/01/46
7/32 at 100.00 1,051,367
Total Housing/Single Family 6,267,655
Long-Term Care - 1.3%
North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Lutheran Services for the Aging, Series 2021A:
280 4.000%, 3/01/29 3/28 at 103.00 270,522
285 4.000%, 3/01/30 3/28 at 103.00 272,961
295 4.000%, 3/01/31 3/28 at 103.00 279,944
550 4.000%, 3/01/41 3/28 at 103.00 459,661
2,970 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, EveryAge, Series 2021A, 4.000%, 9/01/47
9/28 at 103.00 2,386,418
1,105 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%, 7/01/44
7/26 at 103.00 984,451
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 776,926

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding
Series 2016A:
$ 550 5.000%, 10/01/30 10/26 at 100.00 $ 569,857
225 5.000%, 10/01/31 10/26 at 100.00 233,067
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 673,920
Total Long-Term Care 6,907,727
Tax Obligation/General - 8.6%
Asheville, North Carolina, General Obligation Bonds, Refunding Series 2023:
500 5.000%, 6/01/35 6/33 at 100.00 601,517
500 4.000%, 6/01/39 6/33 at 100.00 529,186
Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2016A:
1,250 5.000%, 7/01/30 7/26 at 100.00 1,313,393
1,750 4.000%, 7/01/36 7/26 at 100.00 1,783,801
County of Durham, North Carolina, General Obligation Bonds, Refunding
Series 2023:
2,020 4.000%, 6/01/40 6/33 at 100.00 2,109,015
1,000 4.000%, 6/01/41 6/33 at 100.00 1,035,455
1,870 4.000%, 6/01/42 6/33 at 100.00 1,917,687
Davidson County, North Carolina, General Obligation Bonds, Limited
Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 1,046,506
1,795 5.000%, 6/01/30 6/26 at 100.00 1,870,934
300 Davidson County, North Carolina, General Obligation Bonds, Refunding
Series 2016, 5.000%, 6/01/25
No Opt. Call 307,508
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call 1,047,210
3,000 Guilford County, North Carolina, General Obligation Bonds, School Series
2024, 4.000%, 3/01/41
3/34 at 100.00 3,113,679
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24
No Opt. Call 11,619,670
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 1,277,043
2,970 Union County, North Carolina, General Obligation Bonds, School Series
2023, 5.000%, 9/01/42
9/33 at 100.00 3,406,849
5,000 Wake County, North Carolina, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 5,798,558
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 526,568
2,045 Wake County, North Carolina, Limited Obligation Bonds, Series 2018A,
5.000%, 8/01/36
8/28 at 100.00 2,217,824
Wake County, North Carolina, Limited Obligation Bonds, Series 2019:
2,000 5.000%, 9/01/30 9/29 at 100.00 2,251,444
2,000 5.000%, 9/01/36 9/29 at 100.00 2,216,948
Total Tax Obligation/General 45,990,795
Tax Obligation/Limited - 19.6%
Buncombe County, North Carolina, Limited Obligation Bonds, Series 2015:
1,250 5.000%, 6/01/33 6/25 at 100.00 1,278,382
2,375 5.000%, 6/01/34 6/25 at 100.00 2,428,429
1,375 5.000%, 6/01/35 6/25 at 100.00 1,405,118
Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 425,725
100 5.000%, 4/01/31 4/27 at 100.00 105,869
4,675 Cabarrus County, North Carolina, Limited Obligation Installment Financing
Contract Bonds, Refunding Series 2022A, 5.000%, 6/01/40
6/32 at 100.00 5,284,215

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Charlotte, North Carolina, Certificates of Participation, Convention Facilities
Project, Series 2019A:
$ 310 5.000%, 6/01/33 6/29 at 100.00 $ 345,300
1,010 5.000%, 6/01/40 6/29 at 100.00 1,091,026
3,500 5.000%, 6/01/44 6/29 at 100.00 3,741,155
1,465 Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame
Public Facilities, Refunding Series 2019C, 4.000%, 6/01/37
6/29 at 100.00 1,517,894
Charlotte, North Carolina, Certificates of Participation, Refunding Cultural Arts
Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 4,520,314
1,930 5.000%, 6/01/37 6/29 at 100.00 2,116,383
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series
2014, 5.000%, 12/01/39
12/24 at 100.00 2,529,149
Davidson County, North Carolina, Limited Obligation Bonds, Series 2020:
500 4.000%, 6/01/38 6/30 at 100.00 515,284
500 4.000%, 6/01/39 6/30 at 100.00 512,116
Duplin County, North Carolina, Limited Obligation Bonds, County Water
Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 1,532,457
1,000 5.000%, 4/01/34 4/26 at 100.00 1,037,493
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 1,340,137
1,000 Durham County, North Carolina, Limited Obligation Bonds, Installment
Financing Agreement, Series 2023A, 5.000%, 6/01/24
No Opt. Call 1,004,220
555 Johnston County Finance Corporation, North Carolina, Limited Obligation
Bonds, Series 2020A, 5.000%, 4/01/33
4/30 at 100.00 630,539
600 Lee County, North Carolina, Limited Obligation Bonds, Series 2018, 4.000%,
5/01/36
5/28 at 100.00 612,912
Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015:
120 4.375%, 3/01/25, 144A No Opt. Call 118,814
1,600 5.375%, 3/01/40, 144A 3/25 at 100.00 1,512,337
Nags Head, North Carolina, Limited Obligation Bonds, Series 2023:
660 5.000%, 6/01/37 6/33 at 100.00 774,283
920 5.000%, 6/01/39 6/33 at 100.00 1,062,466
930 5.000%, 6/01/41 6/33 at 100.00 1,057,694
935 5.000%, 6/01/42 6/33 at 100.00 1,058,963
3,620 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29
No Opt. Call 4,072,394
4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call 5,190,539
North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
260 5.000%, 5/01/28 5/27 at 100.00 278,744
5,275 5.000%, 5/01/29 5/27 at 100.00 5,648,067
8,950 5.000%, 5/01/30 5/27 at 100.00 9,560,174
2,500 North Carolina State, Limited Obligation Bonds, Series 2019A, 5.000%,
5/01/32
5/29 at 100.00 2,797,042
2,165 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/32
5/30 at 100.00 2,468,377
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call 2,108,402
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,554 0.000%, 7/01/33 7/28 at 86.06 2,485,921
5,296 4.500%, 7/01/34 7/25 at 100.00 5,330,257
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 2,217,056
7,405 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 7,371,146
Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455 5.000%, 10/01/33 10/24 at 100.00 459,589
750 5.000%, 10/01/34 10/24 at 100.00 757,457

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%,
5/01/29
5/26 at 100.00 $ 1,040,612
985 Sampson Area Development Corporation, Sampson County, North Carolina,
Installment Payment Revenue Bonds, Refunding Series 2010, 5.250%,
6/01/24 - AGM Insured
No Opt. Call 989,213
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 2,511,909
3,570 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2017, 5.000%, 9/01/40
9/27 at 100.00 3,712,537
Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 531,750
250 5.000%, 12/01/33 12/27 at 100.00 264,715
Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 714,480
690 5.000%, 12/01/35 12/28 at 100.00 742,131
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 1,048,958
Wilmington, North Carolina, Limited Obligation Bonds, Series 2023D:
500 5.000%, 9/01/40 9/33 at 100.00 573,664
1,250 5.000%, 9/01/41 9/33 at 100.00 1,426,755
1,250 5.000%, 9/01/43 9/33 at 100.00 1,413,675
Total Tax Obligation/Limited 105,274,238
Transportation - 20.4%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 7/24 at 100.00 4,019,547
5,000 5.000%, 7/01/33 7/24 at 100.00 5,022,657
4,935 5.000%, 7/01/34 7/24 at 100.00 4,956,255
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 2,017,789
6,610 5.000%, 7/01/47 7/27 at 100.00 6,869,907
5,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 4,910,371
North Carolina Department of Transportation, Private Activity Revenue Bonds,
I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 1,515,359
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 11,091,785
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue Bonds,
Capital Appreciation Series 2017C:
865 0.000%, 7/01/27 7/26 at 96.08 756,047
880 0.000%, 7/01/29 7/26 at 87.76 704,415
175 0.000%, 7/01/32 7/26 at 75.72 120,770
1,500 0.000%, 7/01/34 7/26 at 68.37 934,100
2,905 0.000%, 7/01/35 7/26 at 64.91 1,715,449
3,735 0.000%, 7/01/38 7/26 at 55.68 1,874,821
3,995 0.000%, 7/01/39 7/26 at 52.96 1,901,978
2,385 0.000%, 7/01/40 7/26 at 50.36 1,078,193
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue Bonds,
Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 1,217,001
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019:
5,150 0.000%, 1/01/42 1/30 at 68.97 2,445,724
15,500 0.000%, 1/01/47 1/30 at 58.00 5,650,905
6,000 0.000%, 1/01/48 1/30 at 55.97 2,075,986
3,600 0.000%, 1/01/49 1/30 at 54.10 1,181,508
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017:
1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 1,056,931
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 1,469,899

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 4,625 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/33
1/28 at 100.00 $ 4,814,014
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2009B:
70 0.000%, 1/01/34 - AGC Insured No Opt. Call 49,283
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call 2,537,763
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call 13,629,223
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call 12,286,582
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call 9,017,528
Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 1,251,235
300 5.000%, 5/01/30 5/25 at 100.00 306,145
790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 857,416
Total Transportation 109,336,586
U.S. Guaranteed - 3.1% (c)
1,215 Cape Fear Public Utility Authority, North Carolina, Water & Sewer System
Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40, (Pre-refunded
6/01/24)
6/24 at 100.00 1,220,068
Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series
2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 413,283
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 1,801,051
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 1,011,830
New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover
Regional Medical Center, Series 2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 3,106,167
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 3,208,097
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 1,030,024
2,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded 10/01/25)
10/25 at 100.00 2,491,635
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call 325,836
1,975 University of North Carolina, Charlotte, General Revenue Bonds, Series 2014,
5.000%, 4/01/31, (Pre-refunded 4/01/24)
4/24 at 100.00 1,977,465
Total U.S. Guaranteed 16,585,456
Utilities - 16.5%
Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series
2020:
800 5.000%, 4/01/32 4/30 at 100.00 909,294
1,800 3.000%, 4/01/46 4/30 at 100.00 1,461,404
Cape Fear Public Utility Authority, North Carolina,  Water and Sewer System
Revenue Bonds, Refunding Series 2019A:
1,895 4.000%, 8/01/38 8/29 at 100.00 1,949,326
6,615 4.000%, 8/01/44 8/29 at 100.00 6,641,403
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 963,595
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 533,212
3,875 City of Raleigh, North Carolina, Combined Enterprise System Revenue and
Refunding Bonds, Series 2023, 5.000%, 9/01/48
9/33 at 100.00 4,346,087
1,900 Clayton, North Carolina, Water and Sewer System Revenue Bonds, Series
2022, 5.000%, 8/01/45
8/32 at 100.00 2,094,992
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series
2016, 5.000%, 12/01/33
6/26 at 100.00 1,041,611
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 4,947,528
13,060 Greensboro, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2022, 5.250%, 6/01/47
6/32 at 100.00 14,703,331

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Greenville Utilities Commission, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2022:
$ 330 4.000%, 12/01/41 12/32 at 100.00 $ 338,659
325 4.000%, 12/01/42 12/32 at 100.00 331,199
300 4.125%, 12/01/43 12/32 at 100.00 307,043
330 4.125%, 12/01/44 12/32 at 100.00 336,745
725 5.000%, 12/01/46 12/32 at 100.00 802,238
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 3,281,955
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 5,318,673
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call 673,198
Johnston County, North Carolina, Water and Sewer Revenue Bonds, Series
2023:
3,500 4.000%, 4/01/48 4/33 at 100.00 3,470,687
4,125 4.000%, 4/01/53 4/33 at 100.00 4,031,121
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 1,757,336
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 1,468,474
295 North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds,
Refunding Series 2015A, 5.000%, 1/01/27
1/26 at 100.00 305,241
North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds,
Refunding Series 2016A:
3,065 5.000%, 1/01/29 7/26 at 100.00 3,196,491
740 5.000%, 1/01/30 7/26 at 100.00 770,534
Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 3,251,176
3,345 5.000%, 6/01/35 6/25 at 100.00 3,412,523
Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call 1,292,683
1,335 5.000%, 6/01/28 6/27 at 100.00 1,419,303
1,000 5.000%, 6/01/33 6/27 at 100.00 1,064,242
Onslow County, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2016:
600 5.000%, 12/01/25 No Opt. Call 620,975
940 5.000%, 12/01/28 12/26 at 100.00 993,755
1,800 Onslow County, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2023, 5.000%, 12/01/53
12/33 at 100.00 1,969,007
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 2,759,252
Union County, North Carolina, Enterprise System Revenue Bonds, Series
2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 1,052,580
500 5.000%, 6/01/32 12/25 at 100.00 515,889
Union County, North Carolina, Enterprise System Revenue Bonds, Series
2017:
400 5.000%, 6/01/24 No Opt. Call 401,766
400 5.000%, 6/01/28 6/27 at 100.00 429,104
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 1,405,404
1,275 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2021, 3.000%, 6/01/51
6/31 at 100.00 994,856
365 Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2016A, 5.000%, 6/01/29
6/26 at 100.00 382,739

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 680 Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022, 4.000%, 6/01/34
6/32 at 100.00 $ 746,248
Total Utilities 88,692,879
Total Municipal Bonds
(cost $520,900,641) 530,218,128
Total Long-Term Investments
(cost $520,900,641) 530,218,128
Other Assets & Liabilities, Net - 1.2% 6,322,231
Net Assets - 100% $ 536,540,359
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 530,218,128 $ – $ 530,218,128
Total
$ – $ 530,218,128 $ – $ 530,218,128
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity